SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (REGISTRANT BALANCE SHEETS) (Parenthetical) (Details) - $ / shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	39,363	39,009
Ordinary share, shares outstanding	35,506	35,225
Treasury shares	3,857	3,784
UTSTARCOM HOLDINGS CORP
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	39,363	39,009
Ordinary share, shares outstanding	35,506	35,225
Treasury shares	3,857	3,784